Other Charges, Net of Recoveries - Narrative (Details) - USD ($)	1 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Restructuring and Related Costs [Line Items]
Write-downs of property, plant and equipment			$ 95,000,000
Expense of restructuring activities		$ 11,200,000	8,400,000	$ 10,500,000
Cash restructure charges		9,600,000	7,500,000	9,800,000
Non-cash restructuring charges		2,900,000	900,000	1,500,000
Impairment loss (reversal of impairment loss) recognised in profit or loss				700,000
Non-cash restructuring recoveries		1,300,000		800,000
Lease term (in years)	10 years
Restructuring provision		3,600,000	5,800,000	6,100,000
Transition costs (recoveries)		3,900,000	(2,100,000)	1,200,000
Accelerated amortization of unamortized deferred financing costs		0	0	3,000,000.0
Costs related to acquisition activities				7,300,000
Release of indirect tax liabilities				1,200,000
Other recoveries, net of costs		900,000	0	10,500,000
Other recoveries, costs		$ 1,800,000
PSUs
Restructuring and Related Costs [Line Items]
Vesting period		3 years
PCI
Restructuring and Related Costs [Line Items]
Costs related to acquisition activities			400,000	4,800,000
Disposal of Assets Reclassified as Held-For-Sale
Restructuring and Related Costs [Line Items]
Transition costs (recoveries)			1,500,000
Gain on Sale of Assets Held-For-Sale
Restructuring and Related Costs [Line Items]
Transition costs (recoveries)		$ 0	$ (3,600,000)	0
Settlement of Class Action Lawsuits
Restructuring and Related Costs [Line Items]
Other recoveries, net of costs		2,700,000
Transfer of Manufacturing Lines
Restructuring and Related Costs [Line Items]
Transition costs (recoveries)				1,200,000
Rental Expense Exceeding Sublease Recoveries
Restructuring and Related Costs [Line Items]
Transition costs (recoveries)		$ 3,900,000
Credit Facility
Restructuring and Related Costs [Line Items]
Accelerated amortization of unamortized deferred financing costs				$ 2,600,000